TERMINATION OF MATERIAL CONTRACT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
TERMINATION OF MATERIAL CONTRACT
NOTE 10 - TERMINATION OF MATERIAL CONTRACT

In 2018, the Company had entered into an agreement with Infinity, Inc. (“Infinity”). On February 6, 2019, the Company terminated its agreement with Infinity since the transaction had not closed by January 14, 2019, as required by the agreement.

In 2018, the Company had entered into an agreement with Infinity, Inc. On February 6, 2019, the Company terminated its agreement with Infinity since the transaction had not closed by January 14, 2019, as required by the agreement.